Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,114,445	$ 550,735	$ 2,518,084	$ 1,414,618	$ 4,306,918	$ 2,384,802
Accumulated losses	27,064,641		27,064,641		24,546,557	$ 20,239,639
Working capital deficit	$ 8,437,663		$ 8,437,663		$ 7,012,565